Investments in Associates - Summary (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 04, 2022	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2022 CAD ($)	Apr. 06, 2022 USD ($)
Investments in Associates
Share of profit of associates			$ 1,014.7	$ 402.0
Investments in associates, including investment in associate held for sale
Investments in Associates
Investments in associates, at fair value			9,252.3	8,291.2
Investments in associates
Investments in Associates
Investments in associates, at fair value			9,252.3	8,291.2
Portfolio investments
Investments in Associates
Investments in associates, at fair value			6,772.9	5,671.9
Portfolio investments | Investments in associates
Investments in Associates
Investments in associates, at fair value			6,772.9	5,671.9
Portfolio investments | Fairfax India investments in associates
Investments in Associates
Investments in associates, at fair value			2,479.4	2,619.3
Total | Investments in associates, including investment in associate held for sale
Investments in Associates
Carrying value			7,433.9	6,104.0
Total | Investments in associates
Investments in Associates
Carrying value			7,433.9	6,104.0
Share of profit of associates			1,014.7	402.0
Total | Portfolio investments | Investments in associates
Investments in Associates
Carrying value			6,091.3	4,755.1
Total | Portfolio investments | Fairfax India investments in associates
Investments in Associates
Carrying value			1,342.6	1,348.9
Associates and joint ventures | Investments in associates
Investments in Associates
Carrying value			6,091.3	4,755.1
Fairfax India associates | Investments in associates
Investments in Associates
Carrying value			$ 1,342.6	1,348.9
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage			49.00%
Resolute Forest Products Inc.
Investments in Associates
Investments in associates, at fair value			$ 508.5
Stelco Holdings Inc.
Investments in Associates
Ownership percentage		20.50%
Investments in associates, at fair value		$ 352.2			$ 461.3
Insurance and reinsurance
Investments in Associates
Investments in associates, at fair value			1,069.0	1,099.1
Insurance and reinsurance | Total
Investments in Associates
Carrying value			647.3	607.4
Share of profit of associates			30.4	72.6
Insurance and reinsurance | Associates and joint ventures
Investments in Associates
Carrying value			$ 647.3	$ 607.4
Insurance and reinsurance | Gulf Insurance Group K.S.C.P.
Investments in Associates
Ownership percentage			43.70%	43.70%
Investments in associates, at fair value			$ 415.8	$ 409.5
Insurance and reinsurance | Gulf Insurance Group K.S.C.P. | Total
Investments in Associates
Carrying value			403.4	380.0
Share of profit of associates			53.0	55.5
Insurance and reinsurance | Gulf Insurance Group K.S.C.P. | Associates and joint ventures
Investments in Associates
Carrying value			$ 403.4	$ 380.0
Insurance and reinsurance | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage			49.00%	49.00%
Investments in associates, at fair value			$ 479.3	$ 498.3
Insurance and reinsurance | Go Digit Infoworks Services Private Limited | Total
Investments in Associates
Carrying value			104.4	79.1
Share of profit of associates			(11.0)	5.3
Insurance and reinsurance | Go Digit Infoworks Services Private Limited | Associates and joint ventures
Investments in Associates
Carrying value			104.4	79.1
Insurance and reinsurance | Other Insurance and Reinsurance
Investments in Associates
Investments in associates, at fair value			173.9	191.3
Insurance and reinsurance | Other Insurance and Reinsurance | Total
Investments in Associates
Carrying value			139.5	148.3
Share of profit of associates			(11.6)	11.8
Insurance and reinsurance | Other Insurance and Reinsurance | Associates and joint ventures
Investments in Associates
Carrying value			139.5	148.3
Non-insurance
Investments in Associates
Investments in associates, at fair value			8,183.3	7,192.1
Share of profit of associates			134.0	22.3
Non-insurance | Total
Investments in Associates
Carrying value			6,786.6	5,496.6
Share of profit of associates			984.3	329.4
Non-insurance | Associates and joint ventures
Investments in Associates
Carrying value			5,444.0	4,147.7
Non-insurance | Fairfax India associates
Investments in Associates
Carrying value			1,342.6	$ 1,348.9
Non-insurance | IIFL Finance Limited
Investments in Associates
Ownership percentage				22.30%
Non-insurance | Atlas Corp
Investments in Associates
Ownership percentage	43.20%
Investments in associates, at fair value						$ 335.3
Non-insurance | India
Investments in Associates
Investments in associates, at fair value			2,739.2	$ 3,196.3
Non-insurance | India | Total
Investments in Associates
Carrying value			1,848.3	1,901.1
Share of profit of associates			142.5	32.6
Non-insurance | India | Associates and joint ventures
Investments in Associates
Carrying value			505.7	552.2
Non-insurance | India | Fairfax India associates
Investments in Associates
Carrying value			$ 1,342.6	$ 1,348.9
Non-insurance | India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage			54.00%	54.00%
Investments in associates, at fair value			$ 1,233.7	$ 1,372.2
Non-insurance | India | Bangalore International Airport Limited | Total
Investments in Associates
Carrying value			521.1	585.8
Share of profit of associates			(5.7)	(45.8)
Non-insurance | India | Bangalore International Airport Limited | Fairfax India associates
Investments in Associates
Carrying value			$ 521.1	$ 585.8
Non-insurance | India | Quess Corp Limited
Investments in Associates
Ownership percentage			30.90%	31.00%
Investments in associates, at fair value			$ 228.3	$ 528.5
Non-insurance | India | Quess Corp Limited | Total
Investments in Associates
Carrying value			459.6	506.3
Share of profit of associates			6.8	(1.4)
Non-insurance | India | Quess Corp Limited | Associates and joint ventures
Investments in Associates
Carrying value			$ 459.6	$ 506.3
Non-insurance | India | IIFL Finance Limited
Investments in Associates
Ownership percentage			22.30%	22.30%
Investments in associates, at fair value			$ 493.3	$ 318.1
Non-insurance | India | IIFL Finance Limited | Total
Investments in Associates
Carrying value			242.8	198.8
Share of profit of associates			36.5	40.6
Non-insurance | India | IIFL Finance Limited | Fairfax India associates
Investments in Associates
Carrying value			$ 242.8	$ 198.8
Non-insurance | India | Sanmar Chemicals Group
Investments in Associates
Ownership percentage			42.90%	42.90%
Investments in associates, at fair value			$ 337.8	$ 421.2
Non-insurance | India | Sanmar Chemicals Group | Total
Investments in Associates
Carrying value			159.8	124.2
Share of profit of associates			36.4	(2.4)
Non-insurance | India | Sanmar Chemicals Group | Fairfax India associates
Investments in Associates
Carrying value			$ 159.8	$ 124.2
Non-insurance | India | CSB Bank Limited
Investments in Associates
Ownership percentage			49.70%	49.70%
Investments in associates, at fair value			$ 223.3	$ 227.6
Non-insurance | India | CSB Bank Limited | Total
Investments in Associates
Carrying value			194.5	180.8
Share of profit of associates			40.8	27.6
Non-insurance | India | CSB Bank Limited | Fairfax India associates
Investments in Associates
Carrying value			$ 194.5	$ 180.8
Non-insurance | India | IIFL Securities Limited
Investments in Associates
Ownership percentage			37.10%	37.20%
Investments in associates, at fair value			$ 87.9	$ 138.0
Non-insurance | India | IIFL Securities Limited | Total
Investments in Associates
Carrying value			133.2	136.0
Share of profit of associates			14.6	14.0
Non-insurance | India | IIFL Securities Limited | Associates and joint ventures
Investments in Associates
Carrying value			35.3	35.0
Non-insurance | India | IIFL Securities Limited | Fairfax India associates
Investments in Associates
Carrying value			$ 97.9	$ 101.0
Non-insurance | India | Seven Islands Shipping Limited
Investments in Associates
Ownership percentage			48.50%	48.50%
Investments in associates, at fair value			$ 96.9	$ 105.9
Non-insurance | India | Seven Islands Shipping Limited | Total
Investments in Associates
Carrying value			97.9	98.5
Share of profit of associates			9.8	(0.5)
Non-insurance | India | Seven Islands Shipping Limited | Fairfax India associates
Investments in Associates
Carrying value			97.9	98.5
Non-insurance | India | Other, India
Investments in Associates
Investments in associates, at fair value			38.0	84.8
Non-insurance | India | Other, India | Total
Investments in Associates
Carrying value			39.4	70.7
Share of profit of associates			3.3	0.5
Non-insurance | India | Other, India | Associates and joint ventures
Investments in Associates
Carrying value			10.8	10.9
Non-insurance | India | Other, India | Fairfax India associates
Investments in Associates
Carrying value			28.6	59.8
Non-insurance | Real estate
Investments in Associates
Investments in associates, at fair value			162.4	215.9
Non-insurance | Real estate | Total
Investments in Associates
Carrying value			164.4	216.8
Share of profit of associates			19.3	(10.7)
Non-insurance | Real estate | Associates and joint ventures
Investments in Associates
Carrying value			164.4	216.8
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships
Investments in Associates
Investments in associates, at fair value			101.1	76.3
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships | Total
Investments in Associates
Carrying value			101.1	76.3
Share of profit of associates			16.5	(9.0)
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships | Associates and joint ventures
Investments in Associates
Carrying value			101.1	76.3
Non-insurance | Real estate | Other, Real estate
Investments in Associates
Investments in associates, at fair value			61.3	139.6
Non-insurance | Real estate | Other, Real estate | Total
Investments in Associates
Carrying value			63.3	140.5
Share of profit of associates			2.8	(1.7)
Non-insurance | Real estate | Other, Real estate | Associates and joint ventures
Investments in Associates
Carrying value			63.3	140.5
Non-insurance | Other
Investments in Associates
Investments in associates, at fair value			5,281.7	3,779.9
Non-insurance | Other | Total
Investments in Associates
Carrying value			4,773.9	3,378.7
Share of profit of associates			822.5	307.5
Non-insurance | Other | Associates and joint ventures
Investments in Associates
Carrying value			$ 4,773.9	$ 3,378.7
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A
Investments in Associates
Ownership percentage			32.20%	32.20%
Investments in associates, at fair value			$ 1,344.5	$ 1,210.3
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A | Total
Investments in Associates
Carrying value			1,507.6	1,298.5
Share of profit of associates			263.0	162.3
Non-insurance | Other | Eurobank Ergasias Services & Holdings S.A | Associates and joint ventures
Investments in Associates
Carrying value			$ 1,507.6	$ 1,298.5
Non-insurance | Other | Atlas Corp
Investments in Associates
Ownership percentage			43.20%	36.70%
Investments in associates, at fair value			$ 1,864.7	$ 1,285.8
Non-insurance | Other | Atlas Corp | Total
Investments in Associates
Carrying value			1,506.3	922.1
Share of profit of associates			258.2	69.5
Non-insurance | Other | Atlas Corp | Associates and joint ventures
Investments in Associates
Carrying value			$ 1,506.3	$ 922.1
Non-insurance | Other | Resolute Forest Products Inc.
Investments in Associates
Ownership percentage			32.20%	32.30%
Investments in associates, at fair value			$ 508.5	$ 377.1
Non-insurance | Other | Resolute Forest Products Inc. | Total
Investments in Associates
Carrying value			508.5	275.8
Share of profit of associates			159.0	75.9
Non-insurance | Other | Resolute Forest Products Inc. | Associates and joint ventures
Investments in Associates
Carrying value			$ 508.5	$ 275.8
Non-insurance | Other | Stelco Holdings Inc.
Investments in Associates
Ownership percentage			23.60%
Investments in associates, at fair value			$ 423.3
Non-insurance | Other | Stelco Holdings Inc. | Total
Investments in Associates
Carrying value			304.8
Non-insurance | Other | Stelco Holdings Inc. | Associates and joint ventures
Investments in Associates
Carrying value			$ 304.8
Non-insurance | Other | EXCO Resources, Inc
Investments in Associates
Ownership percentage			44.40%	43.30%
Investments in associates, at fair value			$ 544.8	$ 267.2
Non-insurance | Other | EXCO Resources, Inc | Total
Investments in Associates
Carrying value			288.4	195.4
Share of profit of associates			81.9	(41.2)
Non-insurance | Other | EXCO Resources, Inc | Associates and joint ventures
Investments in Associates
Carrying value			$ 288.4	$ 195.4
Non-insurance | Other | Helios Fairfax Partners Corporation
Investments in Associates
Ownership percentage			34.40%	34.40%
Investments in associates, at fair value			$ 104.1	$ 116.2
Non-insurance | Other | Helios Fairfax Partners Corporation | Total
Investments in Associates
Carrying value			183.2	206.1
Share of profit of associates			(23.9)	(1.2)
Non-insurance | Other | Helios Fairfax Partners Corporation | Associates and joint ventures
Investments in Associates
Carrying value			$ 183.2	$ 206.1
Non-insurance | Other | Peak Achievement Athletics
Investments in Associates
Ownership percentage			42.60%	42.60%
Investments in associates, at fair value			$ 195.3	$ 181.2
Non-insurance | Other | Peak Achievement Athletics | Total
Investments in Associates
Carrying value			124.4	140.5
Share of profit of associates			7.7	13.3
Non-insurance | Other | Peak Achievement Athletics | Associates and joint ventures
Investments in Associates
Carrying value			124.4	140.5
Non-insurance | Other | Partnerships, trusts and other
Investments in Associates
Investments in associates, at fair value			296.5	342.1
Non-insurance | Other | Partnerships, trusts and other | Total
Investments in Associates
Carrying value			350.7	340.3
Share of profit of associates			76.6	28.9
Non-insurance | Other | Partnerships, trusts and other | Associates and joint ventures
Investments in Associates
Carrying value			$ 350.7	$ 340.3